Retirement benefit obligations - Schedule of Charges to Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Income statement credit	£ (15)	£ 10	£ (21)
Defined contribution schemes	285	240	297
Total charge to the income statement	£ 270	£ 250	£ 276